Subsequent Events (Narrative) (Details) (USD $)	6 Months Ended
Mar. 31, 2014
Subsequent Events 1	(150,000)
Subsequent Events 2	$ 0.30
Subsequent Events 3	400,000
Subsequent Events 4	10,000,000
Subsequent Events 5	500,000
Subsequent Events 6	$ 0.33